Other Long-Term Loan (Tables)	12 Months Ended
Dec. 31, 2022
Other Long-Term Loan [Abstract]
Schedule of composition
	December 31
	2022	2021
	in USD thousands
Loan from PortXL Netherlands B.V.	128	129
Less - current maturities	(32)	-
Total long-term loan	96	129

Schedule of change during the year
	Year ended December 31
	2022	2021	2020
	in USD thousands
Beginning of the year	129	134	116
Interest expenses	6	6	6
Foreign currency translation adjustment	(7)	(11)	12
End of year	128	129	134